CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY / (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury Stock, Common [Member]	Accumulated Other Comprehensive (Loss) / Income	Accumulated Deficit	Non-controlling Interests	Total
Balance at Dec. 31, 2020	$ 17	$ 282,260		$ 1,795	$ (204,571)	$ 83	$ 49,377
Balance (in shares) at Dec. 31, 2020	224,038,611
Treasury Shares, Value, Beginning Balance at Dec. 31, 2020			$ (30,207)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares			898		(630)		268
Issuance of ordinary shares (in shares)	346,570
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	1,695,200
Share-based compensation		1,382					1,382
Net income / (loss)					13,129	325	13,454
Acquisition of non-controlling interests		(1,260)				(284)	(1,544)
Foreign currency translation adjustment, net of nil income taxes				942			942
Balance at Dec. 31, 2021	$ 17	282,382		2,737	(192,072)	124	63,879
Balance (in shares) at Dec. 31, 2021	226,080,381
Treasury Shares, Value, Ending Balance at Dec. 31, 2021			(29,309)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	212,000
Exercise of options and employee transactions			694		(694)
Exercise of options and employee transactions (in shares)	277,000
Share-based compensation		340					340
Net income / (loss)					(56,582)		(56,582)
Disposal of subsidiaries with non-controlling interests					124	$ (124)
Foreign currency translation adjustment, net of nil income taxes				(3,761)			(3,761)
Balance at Dec. 31, 2022	$ 17	282,722		(1,024)	(249,224)		3,876
Balance (in shares) at Dec. 31, 2022	226,569,381
Treasury Shares, Value, Ending Balance at Dec. 31, 2022			(28,615)				28,615
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	36,000
Share-based compensation		415					415
Issuance of ordinary shares from treasury shares upon vesting of nonvested shares			362		(362)
Issuance of ordinary shares from treasury shares upon vesting of nonvested shares (in shares)	142,000
Issuance of ordinary shares from treasury shares			190		(145)		45
Issuance of ordinary shares from treasury shares (in shares)	74,656
Repurchase of ordinary shares			(2,296)				(2,296)
Repurchase of ordinary shares (in shares)	(3,571,460)
Net income / (loss)					(9,590)		(9,590)
Foreign currency translation adjustment, net of nil income taxes				(832)			(832)
Balance at Dec. 31, 2023	$ 17	$ 283,137		$ (1,856)	$ (259,321)		(8,382)
Balance (in shares) at Dec. 31, 2023	223,250,577
Treasury Shares, Value, Ending Balance at Dec. 31, 2023			$ (30,359)				$ 30,359